INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS [Abstract]
Investment at Fair Value Through Profit or Loss
a)	Investment at fair value through profit or loss consist of the following:

	2024	2023
	S/(000)	S/(000)

Government Bonds (i)	1,685,543	1,555,548
Investment funds (ii)	1,401,956	1,199,026
Mutual funds (iii)	622,157	1,106,548
Participation in RAL Funds (iv)	432,503	145,414
Restricted mutual funds (v)	307,225	334,162
Corporate bonds	75,601	228,302
Shares	71,425	38,723
ETF (Exchange - Traded Fund)	39,309	29,582
Subordinated bonds	24,587	31,582
Bonds from financial organizations	22,081	92,907
Central Bank of Chile bonds	11,355	12,655
Certificates of deposit BCRP	–	192,666
Others	7,676	9,208
Balance before accrued interest	4,701,418	4,976,323
Accrued interest	13,925	6,338
Total	4,715,343	4,982,661

(i)	As of December 31, 2024, and 2023 the balance of these instruments includes the following government treasury bonds:

	2024	2023
	S/(000)	S/(000)

Colombian treasury bonds	1,018,392	1,401,000
Peruvian treasury bonds	420,019	141,349
Chilean treasury bonds	87,505	8,497
United States of America trasury bonds	73,338	–
Mexican treasury bonds	43,334	–
Panama Government Bonds	42,955	–
Swiss Government Bonds	–	4,702
Total	1,685,543	1,555,548

(ii)
As of December 31, 2024, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia, and other countries, which represent 59.6 percent, 27.5 percent, 9.5 percent, and 3.4 percent respectively. As of December 31, 2023, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia, and other countries, which represented 54.3 percent, 28.1 percent, 10.0 percent, and 7.6 percent respectively.

(iii)
As of December 31, 2024, the balance corresponds to mutual funds from Bolivia, Ireland, Luxembourg, and other countries, which represent 63.3 percent, 12.5 percent, 12.5 percent, and 11.7 percent of the total, respectively. As of December 31, 2023, the balance corresponds to mutual funds from Luxembourg, Bolivia, Ireland, and other countries, which represent 52.0 percent, 35.5 percent, 6.7 percent, and 5.8 percent of the total, respectively.

(iv)
As of December 31, 2024, these funds are approximately Bs725.5 million, equivalent to S/398.1 million, and US$9.1 million, equivalent to S/34.4 million. As of December 31, 2023, these funds amounted to approximately Bs194.6 million, equivalent to S/105.2 million, and US$10.8 million, equivalent to S/40.2 million; and include the investments made by the Group in the Central Bank of Bolivia as guarantee for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

(v)	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.

Investments at Fair Value through Other Comprehensive Income
b)	Investments at fair value through other comprehensive income consist of the following:

	2024				2023
		Unrealized gross amount				Unrealized gross amount
	Cost	Profits	Losses	Estimated fair value	Cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Corporate bonds (i)	14,481,834	159,106	(535,597)	14,105,343	13,643,405	177,408	(643,985)	13,176,828
Government Bonds (ii)	12,112,328	231,115	(96,788)	12,246,655	10,387,141	185,055	(207,320)	10,364,876
Certificates of deposit BCRP (iii)	11,431,599	4,542	(384)	11,435,757	10,924,181	11,125	(53)	10,935,253
Securitization instruments (iv)	735,673	15,414	(41,592)	709,495	710,695	15,611	(48,421)	677,885
Negotiable certificates of deposit (v)	416,236	5,247	(3,676)	417,807	458,503	6,501	(2,368)	462,636
Subordinated bonds	171,618	2,329	(5,482)	168,465	282,368	2,243	(6,793)	277,818
Others	367,348	1,231	(2,023)	366,556	340,867	1,210	(1,739)	340,338
	39,716,636	418,984	(685,542)	39,450,078	36,747,160	399,153	(910,679)	36,235,634
Equity instruments designated at the initial recognition

Shares issued by:
Inversiones Centenario	112,647	–	(8,488)	104,159	112,647	23,214	–	135,861
Holding Bursatil Chilena S.A.	13,232	1,738	–	14,970	20,457	–	(1,761)	18,696
Holding Bursatil Regional S.A.	20,599	–	(6,023)	14,576	20,599	–	(2,318)	18,281
Corporación Andina de Fomento	4,441	873	–	5,314	4,441	776	–	5,217
Compañía Universal Textil S.A.	4,369	–	(2,583)	1,786	6,195	–	(2,415)	3,780
Pagos Digitales Peruanos S.A.	5,611	–	(5,611)	–	5,611	–	(5,611)	–
Alicorp S.A.A.	–	–	–	–	12,197	134,185	–	146,382
Others	3,726	2,733	–	6,459	3,555	3,055	(25)	6,585
	164,625	5,344	(22,705)	147,264	185,702	161,230	(12,130)	334,802

Balance before accrued interest	39,881,261	424,328	(708,247)	39,597,342	36,932,862	560,383	(922,809)	36,570,436
Accrued interest				545,296				473,504
Total				40,142,638				37,043,940

Maturities and Annual Market Rates of Debts Instruments Investments
The maturities and annual market rates of debts instruments investments at fair value through other comprehensive income as of 2024 and 2023, are as follows:

	Maturities		Annual market rate of return
	2024	2023	2024						2023
			S/		US$		Other currencies		S/		US$		Other currencies
			Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
			%	%	%	%	%	%	%	%	%	%	%	%

Corporate bonds	Jan-2025 / Nov-2095	Jan-2024 / Nov-2095	3.14	16.62	3.90	44.18	2.28	7.50	3.17	18.23	2.26	54.02	2.98	15.67
Government bonds	Jan-2025 / Dec-2055	Jan-2024 / Feb-2055	2.83	7.08	2.97	9.95	4.19	4.19	0.90	6.82	0.92	8.89	4.19	4.19
Certificates of deposit BCRP	Jan-2025 / Jun-2026	Jan-2024 / Dec-2024	4.24	4.93	–	–	–	–	5.42	6.74	–	–	–	–
Securitization instruments	Sep-2025 / Oct-2049	Sep-2025 / Sep-2045	3.99	20.86	5.17	23.94	5.80	6.00	4.11	29.78	6.09	16.11	5.80	6.00
Negotiable certificates of deposits	Feb-2025 / Nov-2037	Jan-2024 / Nov-2037	–	–	–	–	0.53	6.10	–	–	–	–	0.53	5.74
Subordinated bonds	Apr-2025 / Jun-2055	Apr-2024 / Aug-2045	3.81	8.03	2.28	8.05	–	–	3.23	9.42	2.81	7.14	–	–
Others	Apr-2025 / Feb-2035	Apr-2024 / Feb-2035	2.55	3.42	7.50	7.67	0.90	4.25	0.14	1.76	8.12	9.08	0.25	6.10

Balance of Government Bonds
(ii)	As of December 31, 2024 and December 31, 2023, the balance includes the following Government Bonds:

	2024	2023
	S/(000)	S/(000)

Peruvian Government Bonds	10,387,634	8,260,261
United States of America Government Bonds	1,279,202	1,740,125
Colombian Government Bonds	341,299	204,525
Panama Government Bonds	108,069	1,039
Chilean Government Bonds	79,282	78,034
Qatar Government Bonds	11,653	12,109
Bolivian Government Bonds	1,834	41,436
Others	37,682	27,347
Total	12,246,655	10,364,876

Balance of Securitization Instruments
(iv)	As of December 31, 2024 and 2023, the balance of securitization instruments includes the following:

	2024	2023
	S/(000)	S/(000)

Inmuebles Panamericana S.A.	149,074	153,034
Colegios Peruanos S.A.	81,291	77,560
ATN S.A.	77,244	77,666
Multimercados Zonales S.A.C.	54,374	53,540
Inmobiliaria Terrano S.A. y Operadora Portuaria S.A.	40,125	40,530
Nessus Hoteles Perú S.A.	36,629	34,330
Costa del Sol S.A.	35,483	36,717
Concesionaria La Chira S.A.	26,279	27,457
Centro Comercial Plaza Norte S.A.C.	25,241	24,504
Centro Comercial Mall del Sur S.A.C.	25,215	–
Ferreyros S.A.	23,784	25,068
Asociación Civil San Juan Bautista	22,327	23,565
Redesur y Tesur	21,748	24,504
Compañía de Turismo La Paz S.A.C.	19,780	24,174
Aeropuertos del Perú S.A.	14,058	14,730
Other minors	56,843	40,506
Total	709,495	677,885

Amortized Cost of Investments
c)	Amortized cost investments consist of the following:

	2024
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government Bonds (i)	8,085,248	7,558,307
Corporate bonds (i)	534,396	536,321
Bonds from financial organizations (i)	48,090	48,307
Subordinated bonds (i)	44,763	45,148
Other government bonds (i)	29,074	29,185
Negotiable certificates of deposits	23,889	23,904
Certificates of payment on work progress (CRPAO) (ii)	8,321	8,270
	8,773,781	8,249,442
Accrued interest	194,096	194,096
Total investments at amortized cost, net	8,967,877	8,443,538

	2023
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government Bonds (i)	9,323,970	8,860,624
Corporate bonds (i)	447,245	447,774
Other government bonds (i)	89,484	89,482
Negotiable certificates of deposits	55,336	29,672
Subordinated bonds (i)	29,648	29,801
Certificates of payment on work progress (CRPAO) (ii)	22,717	22,433
	9,968,400	9,479,786
Accrued interest	220,527	220,527
Total investments at amortized cost, net	10,188,927	9,700,313

The expected loss of investments at amortized cost as of December 31, 2024 and 2023 is S/2.9 million and S/2.3 million, respectively.

(i)
As of December 31, 2024, these bonds have maturities between January 2025 and February 2042; and have annual market rates between 4.40 percent and 7.02 percent annually for bonds issued in soles, between 4.32 percent and 15.39 percent for bonds issued in US$ dollars, and between 5.30 percent and 10.40 percent annually for bonds issued in other currencies. As of December 31, 2023, they have maturities between January 2024 and February 2042; and have annual market rates between 5.59 percent and 6.82 percent annually for bonds issued in soles, between 4.53 percent and 21.23 percent for bonds issued in US$ dollars, and between 8.67 percent and 11.53 percent annually for bonds issued in other currencies.

Likewise, Credicorp Management has determined that as of December 31, 2024, the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.

As of December 31, 2024, the Group has repurchased agreement transactions for investments at amortized cost for a value of S/1,063.4 million (S/2,264.1 million as of December 31, 2023), the related liability for which is presented in the caption “Payables from repurchase agreements and securities lending” in the consolidated statement of financial position, see Note 5(c).

(ii)
As of December 31, 2024, there are 8 certificates of Annual Recognition of Work Progress Payment - CRPAO (26 CRPAO as of December 31, 2023), issued by the Peruvian State to finance projects and concessions. Said issuance is a mechanism established in the concession contract signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2025 and April 2026 and have annual market rates between 6.5 percent and 6.8 percent (between January 2024 and April 2026 and have annual market rates between 7.1 percent and 7.8 percent as of December 31, 2023).

Balance of Investments Classified by Maturity
d)	The table below shows the balance of investments classified by maturity, without consider accrued interest or provision for credit loss:

	2024
	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)

Up to 3 months	4,631,496	161,924
From 3 months to 1 year	8,960,899	196,986
From 1 to 3 years	5,259,160	642,039
From 3 to 5 years	5,176,129	2,211,166
More than 5 years	15,422,394	5,561,666
Without maturity	147,264	–
Total	39,597,342	8,773,781

	2023
	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)

Up to 3 months	5,297,064	102,203
From 3 months to 1 year	7,778,579	1,309,800
From 1 to 3 years	5,409,142	733,057
From 3 to 5 years	5,378,056	1,193,767
More than 5 years	12,372,792	6,629,573
Without maturity	334,803	–
Total	36,570,436	9,968,400